                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                              MANAGEMENT FUND, INC.

            CLASSIC SERIES | SEMI-ANNUAL REPORT | NOVEMBER 30, 2000


                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]


           ---------------------------------------------------------
            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
           ---------------------------------------------------------

Smith Barney Institutional Cash Management Fund,Inc.

[PHOTO]             [PHOTO]

HEATH B.            PHYLLIS
MCLENDON            ZAHORODNY

Chairman            Vice President and
                    Investment Officer

[PHOTO]              [PHOTO]

JOSEPH               JOSEPH P.
BENEVENTO            DEANE

Vice President and   Vice President and
Investment Officer   Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the period ended November 30, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. We hope you find this report to be useful and informative.

Performance Summary

Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Municipal Portfolio seeks maximum current income that is exempt from federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. (Please note that a portion of the Municipal Portfolio's income may be subject to the Alternative Minimum Tax ("AMT")).

Smith Barney Institutional Cash Management Fund Yields
(Class A Shares)

Portfolio            Seven-Day Current Yield         Seven-Day Effective Yield
--------------------------------------------------------------------------------
Cash                         6.44%                              6.64%
Government                   6.31                               6.51
Municipal                    4.06                               4.15

           1 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Economic Overview

During the year, the Federal Reserve Board ("Fed") has continued to raise interest rates in hopes of slowing a robust economy and fending off inflation. In the first five months, the Federal Open Market Committee ("FOMC") gradually raised the federal funds rate 1% from 5.50% to 6.50%. The Fed has kept rates constant over the last eight months. (On January 3, 2001, after this letter was written the Fed raised interest rates by one-half point.)

The U.S. economy continues to expand at a modest pace. The recently released third quarter gross domestic product ("GDP") shows that the economy expanded at a 2.7% rate versus a 5.6% rate in the second quarter. By the end of the summer there were many signs that the economy would enter into a slowdown. Technology stocks were still overvalued and oil prices began creeping up. Mergers were creating a lot of debt and business competition was eroding profit margins. Credit problems began to surface in the high-yield bond market and eventually spread to the investment-grade area. Reports from the Fed warned of lofty and tight residential and commercial properties. It also cited that banks should tighten their lending standards.

As a result, at its latest FOMC meeting in December 2000, the Fed switched its policy stance from a tightening bias to an easing bias. It is likely the Fed will need to lower rates in 2001 by about 75 to 100 basis points. At this time most economists are predicting slow growth or possibly a shallow recession which can be corrected through lower interest rates.

Cash and Government Portfolio Updates and Strategies

Returns on money market securities have fallen and the short-term yield curve has inverted over the last quarter as a result of anticipated Fed easing. Six months ago one-year securities were yielding 7.00% and have now decreased to 6.10%.

Two sectors of the economy that we are watching closely are telecommunications and automotive. Such leaders as AT&T Corp., Lucent Technologies Inc. and Ford Motor Co. have come under pressure in their respective markets and we will continue to monitor the situation. Cash Portfolio and Government Portfolio in the coming months anticipate to maintain an average maturity of 55 and 40 days, respectively.

           2 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Municipal Money Market Updates and Strategies

With most state and local governments enjoying balanced budgets or surpluses as a result of increased tax collections, there has been less need for annual cash-flow borrowing.

In the Variable Rate Demand Obligation ("VRDO") market, which represents the shorter end of the municipal money market yield curve, supply and demand imbalances have led to increased volatility during periods of cyclical cash flows. Over the normal course of the year, tax-exempt money funds tend to experience large cyclical cash flows. For example, during the month of April 2000, yields for VRDO's surged as tax-exempt money funds experienced large redemptions relating to income tax payments. During the month of July, when tax-exempt money funds experience large inflows from bond coupon collections and bond calls, yields quickly retreated to levels more expensive than their taxable equivalents.

Going forward, we believe there may be a greater amount of supply of short-term municipal securities that became available from decade old municipal bond issuance. The older issuances are now eligible for investing by money funds by either prefunding or by maturing in 13 months or less.

Municipal Bond Market Update and Outlook

Municipal bonds have been a very simple story throughout 2000. They started off the year at relatively inexpensive valuations, and then rallied. Stable interest rates and a robust economy with few excesses are painting a bullish picture for bonds in general, while declining new issue supply is further bolstering the municipal bond market. In addition, a slowing yet still vibrant national economy has produced large cash surpluses in many states and municipalities, causing general improvement in the credit quality of municipal securities and giving comfort to investors regarding the credit-worthiness of their securities.

From our point of view, the year has been positive for the municipal bond market across-the-board. As the stock markets endured the correction of March and April 2000, municipal bonds forged ahead slowly but relentlessly. The municipal bond market is in a state of flux that we believe may lead to investment opportunities. The federal government did a buy-back of long-term government bonds early in 2000, further driving down yields.

           3 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund, Inc. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,

/s/ Heath B. McLendon                /s/ Phyllis Zahorodny

Heath B. McLendon                    Phyllis Zahorodny
Chairman                             Vice President and
                                     Investment Officer

/s/ Joseph Benevento                 /s/ Joseph P. Deane

Joseph Benevento                     Joseph P. Deane
Vice President and                   Vice President and
Investment Officer                   Investment Officer

December 28, 2000




The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 5 through 18 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of November 30, 2000 and is subject to change.

           4 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited)                           November 30, 2000

                                 CASH PORTFOLIO

    FACE                                                                 ANNUALIZED
   AMOUNT                    SECURITY                                       YIELD             VALUE
=======================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 1.9%
$ 72,331,000     Federal Home Loan Mortgage Corp. matures 12/28/00
                 (Cost -- $71,984,354)                                      6.49%         $ 71,984,354
=======================================================================================================
BANK NOTES -- 4.1%
  25,000,000     Banc One, N.A. matures 1/16/01                             6.80            25,001,176
 105,000,000     Bank of America Corp. N.A.
                   mature 1/12/01 to 3/20/01                            6.61 to 6.82       105,000,000
  25,000,000     First Union National Bank matures 2/20/01                  6.80            25,000,000
-------------------------------------------------------------------------------------------------------
                 TOTAL BANK NOTES
                 (Cost -- $155,001,176)                                                    155,001,176
=======================================================================================================
COMMERCIAL PAPER -- 79.6%
  28,675,000     Abbey National North America matures 1/18/01               6.63            28,425,719
  25,000,000     Aegon Funding Corp. matures 12/18/00                       6.54            24,923,264
  27,000,000     Alcoa Inc. matures 2/8/01                                  6.62            26,663,625
  25,000,000     Amsterdam Funding matures 12/28/00                         6.55            24,878,313
  55,000,000     Asset Securitization Corp. mature 12/6/00 to 2/23/01   6.54 to 6.64        54,592,083
  50,000,000     AT&T Corp. mature 12/11/00 to 12/14/00                 6.60 to 6.64        49,896,521
  50,000,000     Atlantis One Funding Corp.
                   mature 1/26/01 to 2/20/01                            6.66 to 6.74        49,377,229
  25,000,000     Bank Brussels Lambert N.A. matures 12/4/00                 6.53            24,986,458
  50,000,000     Bank of Nova Scotia matures 12/5/00                        6.54            49,964,056
 100,000,000     Bank One Corp. mature 12/20/00 to 1/22/01              6.57 to 6.67        99,358,569
  59,800,000     Barclays US Funding Corp.
                   mature 12/4/00 to 12/11/00                           6.53 to 6.54        59,729,944
  50,000,000     BASF AG matures 1/30/01                                    6.70            49,457,500
  35,000,000     Baus Funding LLC matures 1/26/01                           6.66            34,645,567
  71,000,000     BCI Funding Corp. mature 12/15/00 to 2/27/01           6.55 to 6.63        70,238,319
  25,000,000     BellSouth Capital Funding Corp. matures 12/21/00           6.52            24,910,417
  25,000,000     Caisse Des Depots matures 1/31/01                          6.66            24,721,264
  10,000,000     Canadian Wheat Board matures 12/12/00                      6.54             9,980,261
  50,000,000     Cariplo Finance Inc. matures 12/28/00                      6.54            49,756,625
  60,000,000     CBA Finance Inc. mature 2/5/01 to 3/2/01               6.61 to 6.62        59,152,258
  68,312,000     Centric Capital Corp. mature 1/17/01 to 2/13/01        6.64 to 6.70        67,560,875
  50,000,000     Chase Manhattan Corp. matures 3/6/01                       6.64            49,139,722
  30,000,000     CIT Group Holdings Inc. matures 12/14/00                   6.54            29,929,908
  25,000,000     Coca-Cola Co. matures 12/11/00                             6.57            24,955,139
  25,000,000     Credit Suisse First Boston Corp. matures 2/5/01            6.62            24,701,625
  55,000,000     Cregem North America Inc.
                   mature 1/11/01 to 2/26/01                            6.61 to 6.72        54,384,446
  25,000,000     Delaware Funding Corp. matures 12/14/00                    6.55            24,941,410
  55,000,000     Den Danske Corp. mature 12/27/00 to 12/29/00           6.53 to 6.57        54,734,033
  75,000,000     Deutsche Bank Financial Inc.
                   mature 1/25/01 to 1/26/01                            6.64 to 6.70        74,248,389
  26,350,000     Diageo PLC matures 1/17/01                                 6.65            26,126,391

                       See Notes to Financial Statements.

           5 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                 CASH PORTFOLIO

    FACE                                                                 ANNUALIZED
   AMOUNT                    SECURITY                                       YIELD             VALUE
=======================================================================================================
COMMERCIAL PAPER -- 79.6% (continued)
$ 29,620,000     E.I. du Pont de Nemours & Co. matures 12/8/00              6.52%         $ 29,582,852
  25,000,000     Enterprise Funding Corp. matures 12/7/00                   6.54            24,972,896
  30,000,000     Exxon Mobil Australia matures 12/13/00                     6.51            29,935,300
  60,295,000     Falcon Asset Securitization Corp.
                   mature 12/14/00 to 12/15/00                          6.54 to 6.55        60,148,991
  75,000,000     Fortis Funding LLC mature 12/22/00 to 12/29/00         6.54 to 6.62        74,652,722
  80,000,000     General Electric Capital Corp.
                   mature 12/8/00 to 1/19/01                            6.53 to 6.68        79,671,224
  25,000,000     General Electric Capital International Funding
                   matures 1/30/01                                          6.63            24,728,333
  50,000,000     General Motors Acceptance Corp.
                   mature 1/31/01 to 2/8/01                             6.61 to 6.64        49,411,444
  44,111,000     Glaxo Welcome PLC matures 2/14/01                          6.60            43,514,583
  55,000,000     Goldman Sachs & Co. mature 1/19/01 to 2/16/01          6.68 to 6.74        54,385,662
  95,000,000     Halifax PLC mature 12/11/00 to 3/12/01                 6.52 to 6.62        94,079,544
  50,000,000     Honeywell International Inc. matures 12/29/00              6.53            49,748,000
  40,000,000     IBM Credit Corp. matures 12/14/00                          6.54            39,906,256
  11,000,000     ING US Funding Corp. matures 12/26/00                      6.55            10,950,347
  20,000,000     International Lease Finance matures 2/5/01                 6.61            19,761,667
  75,000,000     J.P. Morgan & Co. mature 12/4/00 to 2/1/01             6.55 to 6.64        74,659,056
  37,000,000     Lloyds Bank matures 12/14/00                               6.57            36,913,687
  25,000,000     Merrill Lynch & Co. matures 1/19/01                        6.68            24,778,139
  25,000,000     Monte Rosa Capital Corp. matures 12/12/00                  6.57            24,950,347
  80,000,000     Morgan Stanley Dean Witter & Co.
                   mature 12/20/00 to 2/6/01                            6.56 to 6.65        79,325,372
  28,000,000     National Bank of Canada matures 1/16/01                    6.88            27,766,013
  25,000,000     Nationwide Building Society matures 2/5/01                 6.63            24,701,167
  23,525,000     Osterreichische Kontrollbank
                   mature 12/4/00 to 1/12/01                            6.52 to 6.71        23,476,877
  47,000,000     Pfizer Inc. matures 12/21/00                               6.51            46,831,061
  30,000,000     Preferred Receiving Corp. matures 1/22/01                  6.65            29,715,733
  60,000,000     Private Export Funding Co.
                   mature 12/7/00 to 1/30/01                            6.54 to 6.61        59,691,542
  75,000,000     Royal Bank of Canada matures 12/20/00                      6.54            74,744,556
  25,131,000     Saint-Gobain Compagnie matures 1/23/01                     6.75            24,888,660
  50,000,000     SBC Communications Corp. matures 12/13/00                  6.56            49,892,333
  50,000,000     Siemans Corp. matures 12/29/00                             6.51            49,749,167
  90,000,000     Societe Generale N.A. mature 2/14/01 to 3/12/01        6.61 to 6.68        88,575,388
  75,000,000     Svenska Handelsbanken mature 12/27/00 to 2/27/01       6.53 to 6.62        74,368,889
  25,000,000     Toronto Dominion Holdings USA matures 2/14/01              6.61            24,661,458
  80,500,000     TransAmerica Finance Corp.
                   mature 12/14/00 to 3/5/01                            6.52 to 6.61        79,883,755
  25,000,000     Unifunding Inc. matures 3/6/01                             6.60            24,573,160
  25,000,000     Union Bank of Switzerland AG Stanford matures 2/22/01      6.61            24,625,924

                       See Notes to Financial Statements.

           6 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                 CASH PORTFOLIO

    FACE                                                                 ANNUALIZED
   AMOUNT                    SECURITY                                       YIELD            VALUE
=======================================================================================================
COMMERCIAL PAPER -- 79.6% (continued)
$ 25,000,000     Wachovia Bank matures 1/24/01                              6.80%       $   24,753,250
  50,000,000     Wells Fargo & Co. mature 12/18/00 to 1/13/01           6.62 to 6.65        49,648,153
  55,000,000     Windmill Funding Corp. matures 12/28/00                    6.54            54,732,512
-------------------------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $3,029,735,950)                                                3,029,735,950
=======================================================================================================
MEDIUM-TERM NOTE -- 1.2%
  45,000,000     Merrill Lynch & Co. mature 5/8/01 to 7/24/01
                 (Cost -- $45,000,000)                                  7.12 to 7.17        45,000,000
=======================================================================================================
DOMESTIC CERTIFICATE OF DEPOSIT -- 0.8%
  30,000,000     Harris Bank matures 12/11/00
                 (Cost -- $30,000,000)                                      6.53            30,000,000
=======================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 10.0%
  25,000,000     Abbey National PLC matures 2/7/01                          6.75            24,997,791
  50,000,000     American Centurion Bank
                   mature 12/12/00 to 1/12/01                           6.53 to 6.65        50,000,000
  15,000,000     ANZ Banking Group matures 5/2/01                           7.00            14,998,817
  25,000,000     Bank of Montreal matures 12/27/00                          6.56            25,000,000
  50,000,000     Canadian Imperial Bank Commerce N.Y.
                   matures 12/28/00                                         6.54            50,000,000
  25,000,000     Commerzbank matures 2/6/01                                 6.62            25,000,458
  30,000,000     Credit Agricole Indosuez matures 12/28/00                  6.54            30,000,000
  42,805,000     National Bank of Canada mature 12/8/00 to 4/6/01       6.64 to 6.65        42,805,428
  25,000,000     Rabo Bank matures 2/14/01                                  6.70            24,999,025
  20,000,000     Societe Generale N.Y. matures 7/20/01                      7.07            19,998,802
  50,000,000     Unicredito Italian matures 12/29/00                        6.55            50,000,923
  25,000,000     Westdeutsche Landesbank matures 2/1/01                     6.64            25,000,000
-------------------------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                 (Cost -- $382,801,244)                                                    382,801,244
=======================================================================================================
TIME DEPOSIT -- 2.0%
  75,000,000     Chase Manhattan Bank matures 12/1/00
                 (Cost -- $75,000,000)                                      6.56            75,000,000
=======================================================================================================
REPURCHASE AGREEMENT -- 0.4%
 17,633,000      Morgan Stanley Dean Witter & Co., 6.45% due 12/1/00;
                   Proceeds at maturity -- $17,636,159; (Fully collateralized by U.S. Treasury Notes, 3.63% due 1/8/15;
                   Market value -- $17,976,284) (Cost -- $17,633,000)                       17,633,000
=======================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $3,807,155,724**)                                             $3,807,155,724
=======================================================================================================

** Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

            7 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                              GOVERNMENT PORTFOLIO

    FACE                                                                 ANNUALIZED
   AMOUNT                    SECURITY                                       YIELD             VALUE
=======================================================================================================
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 93.1%
$ 53,080,000     Federal Farm Credit Bank
                   mature 12/1/00 to 3/8/01                            6.34% to 6.52%     $ 52,882,983
  44,319,000     Federal Home Loan Bank
                   mature 12/8/00 to 3/13/01                            6.45 to 6.58        43,949,331
  44,200,000     Federal Home Loan Mortgage Corp.
                   mature 12/12/00 to 3/30/01                           6.43 to 6.65        43,893,106
  38,287,000     Federal National Mortgage Association
                   mature 12/14/00 to 3/8/01                            6.49 to 6.61        37,934,623
-------------------------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT AGENCIES
                 AND INSTRUMENTALITIES
                 (Cost -- $178,660,043)                                                    178,660,043
=======================================================================================================
REPURCHASE AGREEMENTS -- 6.9%
   8,000,000     Morgan Guaranty, 6.48% due 12/1/00;
                   Proceeds at maturity -- $8,001,445; (Fully collateralized
                   by U.S. Treasury Bills, due 3/1/01;
                   Market value -- $8,160,000)                                               8,000,000
   5,173,000     Morgan Stanley Dean Witter & Co., 6.45% due 12/1/00;
                   Proceeds at maturity -- $5,173,927; (Fully collateralized
                   by U.S. Treasury Notes, 3.63% due 1/8/15;
                   Market value -- $5,276,461)                                               5,173,000
-------------------------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost -- $13,173,000)                                                      13,173,000
=======================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $191,833,043**)                                                 $191,833,043
=======================================================================================================

** Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

           8 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Alabama -- 0.1%
$    650,000     A-1        Cullman, AL IDR, Pressac Project,
                              4.55% VRDO                                              $   650,000
--------------------------------------------------------------------------------------------------

Alaska -- 0.2%
   1,500,000     A-1        Valdez, AK Marine Terminal Revenue, Arco Project,
                              Series B, 4.20% VRDO                                      1,500,000
--------------------------------------------------------------------------------------------------

Arizona -- 1.0%
   2,000,000     VMIG 1*    Arizona Health Facilities Authority Revenue, Healthcare
                              Pooled Finance, Series A, 4.55% VRDO                      2,000,000
   5,400,000     VMIG 1*    Phoenix, AZ IDA, Del Mar Terrace,
                              Series A, 4.30% VRDO                                      5,400,000
--------------------------------------------------------------------------------------------------
                                                                                        7,400,000
--------------------------------------------------------------------------------------------------

Arkansas -- 1.0%
   7,500,000     VMIG 1*    Fayetteville, AR Public Facilities Board, Butterfield
                              Trail Village, 4.60% VRDO                                 7,500,000
--------------------------------------------------------------------------------------------------

California -- 0.9%
   6,400,000     A-1+       California Health Facilities Finance Authority, Memorial
                              Health Services, 3.90% VRDO                               6,400,000
--------------------------------------------------------------------------------------------------

Colorado -- 1.6%
   5,000,000     SP-1+      Arapahoe County, CO School District Cherry Creek,
                              TAN, 4.88% due 6/29/01                                    5,016,034
   4,260,000     A-1        Colorado Postsecondary EFA, Regis Jesuit High
                              School Project, 4.45% VRDO                                4,260,000
   2,000,000     SP-1+      Colorado TAN, 5.00% due 6/27/01                             2,007,318
-------------------------------------------------------------------------------------------------
                                                                                       11,283,352
-------------------------------------------------------------------------------------------------

Delaware -- 0.6%
   1,750,000     A-1+       Delaware State EDA, Hospital Billing, AMBAC-Insured,
                              Series C, 4.10% VRDO                                      1,750,000
   2,675,000     VMIG 1*    New Castle County, DE PCR, General Motors
                              Corp. Project, 4.15% VRDO                                 2,675,000
-------------------------------------------------------------------------------------------------
                                                                                        4,425,000
-------------------------------------------------------------------------------------------------

District of Columbia -- 2.9%
                            District of Columbia:
   5,750,000     A-1          American University, 4.05% VRDO                           5,750,000
     900,000     A-1+         Series A-1, 4.15% VRDO                                      900,000
   3,665,000     A-1+         Series A, FSA-Insured, 4.50% VRDO                         3,665,000
  10,735,000     A-1+         Series B, FSA-Insured, 4.50% VRDO                        10,735,000
-------------------------------------------------------------------------------------------------
                                                                                       21,050,000
-------------------------------------------------------------------------------------------------

Florida -- 2.1%
   1,100,000     A-1+       Florida HFA, Springs Colony Project,
                              Series B, 4.15% VRDO                                      1,100,000

                       See Notes to Financial Statements.

           9 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)      November 30, 2000

                                       MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Florida -- 2.1% (continued)
$  2,500,000     A-1        Florida Local Government Community, TECP,
                              4.40% due 3/15/01                                       $ 2,500,000
   2,600,000     VMIG 1*    Gulf Breeze, FL Healthcare Facilities Revenue,
                              Heritage Healthcare Project, 4.45% VRDO                   2,600,000
   2,000,000     A-1+       Gulf Breeze, FL Revenue, Muni Bond Fund,
                              Series A, 4.30% VRDO                                      2,000,000
     800,000     A-1+       Lee County, FL IDA, Shellpoint Project Village,
                              Series B, 4.20% VRDO                                        800,000
   3,810,000     A-1+       Orange County, FL HFA, PART, Escrowed with
                              U.S. government securities 4.45% VRDO                     3,810,000
   2,300,000     A-1        St. Lucie County PCR, Florida Power & Light Co.
                              Project, 4.05% VRDO                                       2,300,000
--------------------------------------------------------------------------------------------------
                                                                                       15,110,000
--------------------------------------------------------------------------------------------------

Georgia -- 9.6%
                            Burke County, GA Development Authority, PCR,
                              Georgia Power Co. Vogtle:
   6,200,000     A-1            4.10% VRDO                                              6,200,000
     100,000     A-1            Series 3, 4.10% VRDO                                      100,000
   2,500,000     VMIG 1*    Cobb County, GA PCR, Georgia Power Co. Plant
                              Project, 4.15% VRDO                                       2,500,000
   1,600,000     A-1        Coweta County, GA PCR, Georgia Power Co. Plant
                              Yates Project, 4.15% VRDO                                 1,600,000
   5,000,000     VMIG 1*    Dekalb County, GA School District, TAN,
                              4.25% due 12/28/00                                        4,999,366
  19,500,000     SP-1+      Dekalb County, GA TAN, 4.50% due 12/29/00                  19,499,628
   2,400,000     A-1        Georgia State Port Authority Revenue, Colonels
                              Terminal Project, 4.45% VRDO                              2,400,000
   1,800,000     A-1        Heard County, GA Development Authority PCR,
                              Georgia Power Co. Plant, Wansley Project,
                              4.15% VRDO                                                1,800,000
   7,600,000     A-1+       Macon-Bibb County, GA Hospital Authority Revenue,
                              Central Health, 4.15% VRDO                                7,600,000
                            Monroe County, GA Development Authority PCR:
   8,000,000     A-1          Georgia Power Co. Plant, Series 1, 4.15% VRDO             8,000,000
   3,000,000     A-1+         Oglethorpe Power, Scherer, AMBAC-Insured,
                                4.15% VRDO                                              3,000,000
   4,000,000     A-1+       Municipal Electric Authority, GA TECP,
                              4.35% due 12/19/00                                        4,000,000
   4,900,000     A-1        Putnam County, GA Development Authority PCR, Georgia
                              Power Co. Plant Project, Series 2, 4.10% VRDO             4,900,000
   2,700,000     A-1        Whitfield County, GA Royal Oaks Series Living
                              Community, 4.35% VRDO                                     2,700,000
--------------------------------------------------------------------------------------------------
                                                                                       69,298,994
--------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

           10 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                               MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Hawaii -- 0.4%
$    100,000     A-1+       Honolulu, HI City and County, 4.15% VRDO                  $   100,000
   2,695,000     VMIG 1*    Honolulu, HI GO, PART, FGIC-Insured, 4.37% VRDO             2,695,000
--------------------------------------------------------------------------------------------------
                                                                                        2,795,000
--------------------------------------------------------------------------------------------------
Illinois -- 9.2%
   5,000,000     A-1+       Central Lake County, IL Water Agency Revenue,
                              FGIC-Insured, Series SG-11, 4.40% VRDO                    5,000,000
   6,000,000     A-1        Chicago Certificates, FGIC-Insured, Series 1999-71,
                              4.22% VRDO                                                6,000,000
   5,000,000     A-1+       Chicago, IL Board of Education, AMBAC-Insured,
                              Series SG-103, 4.40% VRDO                                 5,000,000
   1,000,000     AAA        Chicago, IL School Finance Authority, FGIC-Insured,
                              Series A, 4.80% due 6/1/01                                1,002,387
                            Chicago, IL Water Revenue:
   1,500,000     VMIG 1*      FGIC-Insured, Series 1998, 4.23% VRDO                     1,500,000
   2,675,000     VMIG 1*      Second Lien, 4.10% VRDO                                   2,675,000
   5,700,000     A-1+         Series 93, 4.15% VRDO                                     5,700,000
     490,000     A-1+       Elmhurst, IL Revenue, Community Accreditation,
                              4.40% VRDO                                                  490,000
   5,920,000     A-1+       Illinois DFA, Webster Wayne Shopping, 4.37% VRDO            5,920,000
                            Illinois Health Facility Authority Revenue, MBIA-Insured:
                              Alexian Bros. Medical:
   1,000,000     A-1+           4.50% due 12/11/00                                      1,000,000
                                Series D:
   4,435,000     A-1+             4.50% due 12/11/00                                    4,435,000
   3,800,000     A-1+             4.30% due 3/13/01                                     3,800,000
                              University of Chicago:
   4,120,000     A-1+           4.10% VRDO                                              4,120,000
   6,400,000     A-1+           Series 85A, 4.38% due 3/7/01                            6,400,000
   4,100,000     A-1        Illinois State Toll Highway, FSA-Insured, PART,
                              Series 1998-67, 4.22% VRDO                                4,100,000
   1,600,000     VMIG 1*    Illinois Student Assistance, Community Student Loan
                              Revenue, MBIA-Insured, 4.20% VRDO                         1,600,000
   1,200,000     NR+        Lincolnwood, IL IDR, Self Storage Center, 4.45% VRDO        1,200,000
   1,785,000     NR+        River Grove, IL IDR, Self Storage Center,
                              4.45% VRDO                                                1,785,000
   4,400,000     A-1+       Tinley Park, IL Multi-Family Revenue, Edgewater
                              Walk IIIA & IIIB, 4.38% VRDO                              4,400,000
--------------------------------------------------------------------------------------------------
                                                                                       66,127,387
--------------------------------------------------------------------------------------------------
Indiana -- 2.6%
   5,000,000     A-1        Indiana Health Facility Authority Hospital Revenue,
                              Series B, 4.45% VRDO                                      5,000,000

                       See Notes to Financial Statements.

           11 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)      November 30, 2000

                                        MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Indiana -- 2.6% (continued)
$  1,302,500     VMIG 1*    Munster, IN School Building Corp., FSA-Insured,
                              4.37% VRDO                                              $ 1,302,500
   1,000,000     VMIG 1*    Petersburg, IN PCR, Power and Light Co.,
                              AMBAC-Insured, Series B, 4.15% VRDO                       1,000,000
   1,035,000     VMIG 1*    Richmond, IN EDA, IDR, Beverly Enterprises,
                              4.50% VRDO                                                1,035,000
  10,000,000     A-1+       Vernon, IN General Electric, TECP,
                              Series 89, 4.45% due 12/14/00                            10,000,000
--------------------------------------------------------------------------------------------------
                                                                                       18,337,500
--------------------------------------------------------------------------------------------------

Iowa -- 0.3%
   1,000,000     A-1+       Iowa Higher Education Loan Authority, Private College
                              Facility, MBIA-Insured, 4.20% VRDO                        1,000,000
   1,500,000     SP-1+      Iowa School Corp., Cash Anticipation Program,
                              Series A, 5.50% due 6/22/01                               1,508,059
--------------------------------------------------------------------------------------------------
                                                                                        2,508,059
--------------------------------------------------------------------------------------------------

Kentucky -- 1.7%
                            Hancock County, KY IDR, (Southwire Co. Project):
   3,200,000     NR+          Series A, 4.55% VRDO                                      3,200,000
   1,000,000     NR+          Series B, 4.55% VRDO                                      1,000,000
   2,500,000     A-1+       Kentucky Asset Liability, TECP, 4.35% due 12/11/00          2,500,000
   2,000,000     SP-1+      Kentucky Association of Counties Advance Cash Flow
                              Borrowing, TAN, 5.00% due 6/29/01                         2,005,503
   3,450,000     A-1        Morgan Town, KY Southern Health Care Systems Project,
                              4.45% VRDO                                                3,450,000
--------------------------------------------------------------------------------------------------
                                                                                       12,155,503
--------------------------------------------------------------------------------------------------

Louisiana -- 3.5%
   2,000,000     A-1        Louisiana PFA, Multi-Family, 4.40% VRDO                     2,000,000
  12,000,000     A-1+       Louisiana PFA, Willis Knighton Medical Center,
                              AMBAC-Insured, 4.10% VRDO                                12,000,000
   6,500,000     A-1        Louisiana State GO, PART, FGIC-Insured, Series B,
                              4.22% VRDO                                                6,500,000
   5,000,000     A-1+       New Orleans, LA Aviation Board Revenue,
                              MBIA-Insured, 4.20% VRDO                                  5,000,000
--------------------------------------------------------------------------------------------------
                                                                                       25,500,000
--------------------------------------------------------------------------------------------------

Maryland -- 1.9%
   2,925,000     VMIG 1*    Baltimore County, MD Oak Crest Village Inc. Project,
                              Series A, 4.35% VRDO                                      2,925,000
  10,000,000     A-1+       Gaithersburg, MD EDA, Asbury Methodist,
                              MBIA-Insured, Series A, 4.45% VRDO                       10,000,000

                       See Notes to Financial Statements.

           12 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                        MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Maryland -- 1.9% (continued)
$    500,000     AAA        Washington Suburban San District Water Supply, Series 2,
                              (Escrowed with government securities to
                              6/1/01, Call @ 100, 6.80% due 6/1/01)                   $   515,650
--------------------------------------------------------------------------------------------------
                                                                                       13,440,650
--------------------------------------------------------------------------------------------------

Massachusetts -- 0.7%
   5,000,000     VMIG 1*    Massachusetts State BAN, Series A, 5.00% due 9/6/01         5,027,287
--------------------------------------------------------------------------------------------------

Michigan -- 2.7%
  11,800,000     VMIG 1*    Detroit, MI Downtown Development Authority,
                              Millender Center Project, 4.65% VRDO                     11,800,000
   2,600,000     VMIG 1*    Grand Rapids, MI Water Supply Revenue,
                              FGIC-Insured, 4.00% VRDO                                  2,600,000
   2,000,000     SP-1+      Michigan State Muni Bond Authority,
                              Series C, 5.00% due 8/23/01                               2,009,743
   2,715,000     VMIG 1*    Michigan Strategic Fund PCR, General Motors Corp.
                              Project, 4.15% VRDO                                       2,715,000
--------------------------------------------------------------------------------------------------
                                                                                       19,124,743
--------------------------------------------------------------------------------------------------

Minnesota -- 0.9%
   3,250,000     A-1+       Cohasset, MN Revenue, Minnesota Power and Light Co.
                              Project, Series B, 4.10% VRDO                             3,250,000
   3,000,000     A-1        Minneapolis, MN Seed Academy Harvest School,
                              4.45% VRDO                                                3,000,000
--------------------------------------------------------------------------------------------------
                                                                                        6,250,000
--------------------------------------------------------------------------------------------------

Mississippi -- 1.0%
   2,050,000     A-1+       Canton, MS IDR, Levi Strauss & Co. Project,
                              4.10% VRDO                                                2,050,000
   5,400,000     P-1        Perry County, MS PCR, Leaf River Forest
                              Project, 4.05% VRDO                                       5,400,000
--------------------------------------------------------------------------------------------------
                                                                                        7,450,000
--------------------------------------------------------------------------------------------------

Missouri -- 2.1%
   2,100,000     A-1+       Jefferson County, MO IDA, Housing Revenue,
                              Multi-Family -- Sunset Pointe, 4.32% VRDO                 2,100,000
                            Missouri State Health & Education Facilities
                              Authority Revenue:
   4,100,000     A-1+           Barnes Hospital Project, 4.10% VRDO                     4,100,000
   5,900,000     A-1+           Lutheran Services, Series B, 4.20% VRDO                 5,900,000
      30,000     A-1+           St. Francis Center, Series A, 4.10% VRDO                   30,000
   2,500,000     A-1+           St. Louis University, Series B, 4.15% VRDO              2,500,000
     700,000     NR+        Versailles IDA, IDR, Refunding (Gates Rubber Co.
                              Project), 4.41% VRDO                                        700,000
--------------------------------------------------------------------------------------------------
                                                                                       15,330,000
--------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

           13 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                         MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Montana -- 0.4%
$    700,000     P-1        Missoula, MT IDR, Washington Corp. Project,
                              4.41% VRDO                                              $   700,000
   2,000,000     A-1+       Montana EDA, Farmers Union Center Exchange,
                              4.25% VRDO                                                2,000,000
--------------------------------------------------------------------------------------------------
                                                                                        2,700,000
--------------------------------------------------------------------------------------------------

New Jersey -- 0.7%
   5,000,000     A-1+       New Jersey TRAN, Series A 2001, 4.25% due 12/6/00           5,000,000
--------------------------------------------------------------------------------------------------

New Mexico -- 0.3%
   2,000,000     SP-1+      New Mexico State Transportation TRAN,
                              5.00% due 6/29/01                                         2,007,721
--------------------------------------------------------------------------------------------------

New York -- 2.0%
   8,275,000     A-1+       New York City Housing Development Corp., Multi-Family
                              Revenue, Columbus Green Project, Series A,
                              3.80% VRDO                                                8,275,000
   4,100,000     A-1+       New York Housing Finance Agency, Liberty View,
                              Series A, 3.80% VRDO                                      4,100,000
   2,000,000     A-1+       Triborough Bridge and Tunnel Authority Revenue,
                              Series D, 4.45% due 1/24/01                               2,000,000
--------------------------------------------------------------------------------------------------
                                                                                       14,375,000
--------------------------------------------------------------------------------------------------

North Carolina -- 2.4%
  12,040,000     NR+        North Carolina Educational Finance Agency Revenue,
                              Warren Wilson, 4.35% VRDO                                12,040,000
   5,100,000     A-1+       North Carolina Medical Care Adult Community Services,
                              4.42% VRDO                                                5,100,000
--------------------------------------------------------------------------------------------------
                                                                                       17,140,000
--------------------------------------------------------------------------------------------------

Ohio -- 6.4%
  10,300,000     A-1+       Cuyahoga County, OH Hospital Revenue, Cleveland Clinic,
                              Series B, 4.20% VRDO                                     10,300,000
  20,000,000     A-1+       Franklin County, OH Revenue, Trinity Health Credit,
                              Series F, 4.25% VRDO                                     20,000,000
   8,600,000     VMIG 1*    Hamilton County, OH Hospital Facility Revenue, Children's
                              Hospital Medical Center, 4.40% VRDO                       8,600,000
                            Lorraine County, OH Catholic Health Care, Series 97A:
   2,500,000     VMIG 1*      4.20% due 12/7/00                                         2,500,000
   2,500,000     VMIG 1*      4.25% due 12/11/00                                        2,500,000
   2,000,000     NR+        Oakwood Village, OH IDR, (Sennet Steel Corp.),
                              4.51% VRDO                                                2,000,000
--------------------------------------------------------------------------------------------------
                                                                                       45,900,000
--------------------------------------------------------------------------------------------------

Oklahoma -- 1.7%
   7,385,000     AAA        Oklahoma State Highway Capital Improvement Revenue,
                              MBIA-Insured, 4.50% due 12/1/00                           7,385,000

                       See Notes to Financial Statements.

           14 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                       MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Oklahoma -- 1.7% (continued)
$  2,100,000     A-1+       Oklahoma State Industries Authority Revenue, Integris
                              Baptist Health, MBIA-Insured, 4.10% VRDO                $ 2,100,000
   2,405,000     A-1+       Oklahoma Water Reserve Board, State Loan Program
                              Revenue, 4.30% due 3/1/01                                 2,405,000
--------------------------------------------------------------------------------------------------
                                                                                       11,890,000
--------------------------------------------------------------------------------------------------

Oregon -- 1.1%
   1,000,000     SP-1+      Multnomah County, OR School District, TRAN,
                              5.00% due 6/29/01                                         1,003,305
   3,670,000     VMIG 1*    Oregon State Housing and Community Service Revenue,
                              Single-Family Mortgage, Series J, 4.35% due 9/27/01       3,670,000
   3,250,000     SP-1+      Oregon State Veterans Welfare, Series 80B,
                              4.35% due 10/1/01                                         3,250,000
--------------------------------------------------------------------------------------------------
                                                                                        7,923,305
--------------------------------------------------------------------------------------------------

Pennsylvania -- 6.1%
   3,100,000     VMIG 1*    Allegheny County, PA IDR, Series C, 4.10% VRDO              3,100,000
   2,245,000     A-1+       Berks County, PA IDA, Health Lutheran Services,
                              AMBAC-Insured, 4.15% VRDO                                 2,245,000
   1,500,000     VMIG 1*    Doylestown, PA Hospital Authority Revenue,
                            AMBAC-Insured, Series B, 4.30% VRDO                         1,500,000
  10,000,000     A-1+       Emmaus, PA General Authority Revenue, FSA-Insured,
                              Series 96, 4.15% VRDO                                    10,000,000
   2,000,000     A-1        Gettysburg, PA IDA, Brethren Home Community Project,
                              Series A, 4.35% VRDO                                      2,000,000
   4,000,000     SP-1       New Garden, PA General Authority Revenue, Pooled
                              Financing Program, AMBAC-Insured,
                              Series I, 4.23% VRDO                                      4,000,000
   1,000,000     AA-        Pennsylvania State Turnpike Revenue, Series P,
                              5.20% due 12/1/00                                         1,000,000
   4,525,000     A-1        Philadelphia Hospital and Higher Education Facility
                              Revenue, Series B, 4.45% VRDO                             4,525,000
   2,000,000     SP-1+      Philadelphia, PA TRAN, Series A, 5.00% due 6/29/01          2,007,060
                            Quakertown, PA Hospital Authority Revenue:
   9,800,000     VMIG 1*      Grouped Pooled Financing, 4.05% VRDO                      9,800,000
   4,000,000     VMIG 1*      Pooled Financing Program, Series A, 4.05% VRDO            4,000,000
--------------------------------------------------------------------------------------------------
                                                                                       44,177,060
--------------------------------------------------------------------------------------------------

   Rhode Island -- 1.6%
   1,370,000     A-1        Rhode Island Health and Educational Revenue,
                              Providence County Day School, 4.20% VRDO                  1,370,000
  10,360,000     A-1        Rhode Island State Economic Development Corp.
                              Revenue, McCoy Stadium Issue, 4.20% VRDO                 10,360,000
--------------------------------------------------------------------------------------------------
                                                                                       11,730,000
--------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

           15 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                       MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
South Carolina -- 3.5%
$  7,500,000     A-1        Rock Hill, SC Utility System Revenue, FSA-Insured,
                              Series B, 4.10% VRDO                                    $ 7,500,000
                            South Carolina Jobs, EDA:
   1,100,000     NR+          Pickens County, YMCA Project, 4.40% VRDO                  1,100,000
   8,500,000     NR+          Seeber USA LLP, Project, 4.50% VRDO                       8,500,000
                            South Carolina Public Service Authority Revenue:
   3,000,000     VMIG 1*      Merlots, MBIA-Insured, Series L, 4.29% VRDO               3,000,000
   3,000,000     VMIG 1*      Series 265, 4.37% VRDO                                    3,000,000
   2,400,000     NR+        Sumter County, SC IDR, 4.50% VRDO                           2,400,000
--------------------------------------------------------------------------------------------------
                                                                                       25,500,000
--------------------------------------------------------------------------------------------------

Tennessee -- 2.4%
   4,000,000     A-1+       Knox, TN Health Educational and Housing Facility
                              Board Revenue, THA Solutions Group Inc. Project,
                              4.20% VRDO                                                4,000,000
   2,600,000     NR+        Roane County IDB, IDR, (Great Lakes Carbon Corp.),
                              4.40% VRDO                                                2,600,000
                            Sevier County Public Building Authority, (Local
                              Government Public Improvement), AMBAC-Insured:
   2,200,000     NR+            Series B-1, 4.30% VRDO                                  2,200,000
   2,350,000     VMIG 1*        Series E-3, 4.30% VRDO                                  2,350,000
   1,580,000     VMIG 1*        Series E-5, 4.30% VRDO                                  1,580,000
   1,900,000     VMIG 1*        Series E-6, 4.30% VRDO                                  1,900,000
   1,345,000     VMIG 1*        Series H-1, 4.30% VRDO                                  1,345,000
   1,000,000     A-1+       Shelby County, TN TECP, 4.50% due 12/13/00                  1,000,000
--------------------------------------------------------------------------------------------------
                                                                                       16,975,000
--------------------------------------------------------------------------------------------------

Texas -- 17.6%
   5,000,000     VMIG 1*    ABN AMRO Munitops, Series 2000, 4.30% VRDO                  5,000,000
   2,800,000     P-1        Angelina and Neches, TX River Authority IDC, Solid
                              Waste Disposal, Series E, 4.15% VRDO                      2,800,000
   1,685,000     AA+        Austin, TX Public Improvement, GO,
                              5.50% due 9/1/01                                          1,700,134
   5,000,000     VMIG 1*    Comal, TX ISD, Munitops, Series 1999, PART,
                              4.23% VRDO                                                5,000,000
   1,000,000     A-1+      Corpus Christi Utility System, TECP,
                              4.40% due 12/15/00                                        1,000,000
   8,470,000     A-1+       Dallas Fort Worth, TX International Airport Facility
                              Improvement Corp. Revenue, 4.55% VRDO                     8,470,000
                            Dallas, TX Area Rapid Transit:
   6,000,000     A-1+       North Central Lights, 4.10% VRDO                            6,000,000
   4,000,000     A-1+       TECP, 4.30% due 12/11/00                                    4,000,000
   4,497,000     A-1+       Dallas, TX Water and Sewer, TECP,
                              4.55% due 12/13/00                                        4,497,000
   5,000,000     A-1+       Grand Prairie, TX ISD, 4.33% due 8/1/01                     5,000,249

                       See Notes to Financial Statements.

           16 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)               November 30, 2000

                                      MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Texas -- 17.6% (continued)
$  2,000,000     A-1+       Gulf Coast Waste Disposal Authority Improvement
                              Revenue, Amoco Oil Co. Project, 4.30% due 3/1/01        $ 2,000,000
   7,000,000     SP-1+      Harris County, TX TAN, 4.75% due 2/28/01                    7,008,521
   3,000,000     A-1+       Houston, TX GO, Series A, TECP,
                              4.35% due 3/8/01                                          3,000,000
   5,000,000     A-1        Houston, TX Water and Sewer Revenue System,
                              4.45% due 5/10/01                                         5,000,000
  11,400,000     A-1+       Katy, TX ISD, Series A, 4.30% VRDO                         11,400,000
  12,400,000     A-1+       Lower Neches Valley, TX IDC, PCR, Neches River
                              Treatment Project, 4.00% VRDO                            12,400,000
   3,400,000     NR+        McAllen, Texas Health Facility Development Corp.,
                              4.60% VRDO                                                3,400,000
   3,485,000     NR+        Metropolitan TX Higher Education Authority Revenue,
                              University of Dallas Project, 4.40% VRDO                  3,485,000
     800,000     A-1+       Plano, TX ISD, 4.34% due 3/1/01                               800,000
   3,570,000     A-1+       Texas A&M Board of Regents, 4.22% VRDO                      3,570,000
  10,000,000     A-1+       Texas Municipal Power Authority, TECP,
                              4.50% due 12/11/00                                       10,000,000
   6,500,000     VMIG 1*    Texas Small Business, IDC, IDR, 4.25% VRDO                  6,500,000
  11,000,000     SP-1+      Texas State, TRAN, 5.25% due 8/31/01                       11,076,547
   3,000,000     VMIG 1*    Travis County, TX Housing Finance Corp., MFH,
                              Tanglewood Apartments, 4.15% VRDO                         3,000,000
--------------------------------------------------------------------------------------------------
                                                                                      126,107,451
--------------------------------------------------------------------------------------------------

Vermont -- 0.7%
                            Vermont Educational and Health Building Finance,
                              VHA, (New England Project), AMBAC-Insured:
   1,900,000     A-1+           Series B, 4.20% VRDO                                    1,900,000
   3,100,000     A-1+           Series E, 4.20% VRDO                                    3,100,000
--------------------------------------------------------------------------------------------------
                                                                                        5,000,000
--------------------------------------------------------------------------------------------------

Virginia -- 0.3%
   2,000,000     A-1        Alexandria, VA IDR, Institution Defense Analyses,
                              AMBAC-Insured, Series B, 4.30% VRDO                       2,000,000
--------------------------------------------------------------------------------------------------

Washington -- 3.3%
   2,270,000     VMIG 1*    Central Puget Sound, WA, Regional Transit Authority,
                              FGIC-Insured, 4.37% VRDO                                  2,270,000
   4,740,000     AA+        King County, WA, Series G, 4.25% due 12/1/00                4,740,000
   1,500,000     NR+        Washington State Health Care Facility Authority Revenue,
                              Our Lady of Lourdes Health, (Escrowed with
                              U.S. government securities to 12/1/00, Call @102,
                              7.87% due 12/1/00)                                        1,530,000
     800,000  VMIG 1*       Washington State HEFA Revenue, Seattle Pacific
                              University Project, Series A, 4.50% VRDO                    800,000

                       See Notes to Financial Statements.

           17 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Schedules of Investments (unaudited) (continued)      November 30, 2000

                                      MUNICIPAL PORTFOLIO

    FACE
   AMOUNT        RATING(a)                  SECURITY                                     VALUE
==================================================================================================
Washington -- 3.3% (continued)
                            Washington State HFA:
$ 10,900,000     A-1+         Mill Plain Crossing Project, 4.20% VRDO                $ 10,900,000
   3,300,000     VMIG 1*      Series T, 4.29% VRDO                                      3,300,000
--------------------------------------------------------------------------------------------------
                                                                                       23,540,000
--------------------------------------------------------------------------------------------------

West Virginia -- 0.6%
   4,490,000     A-1        West Virginia State, Hospital Finance Authority
                              Revenue, AMBAC-Insured, Series E, 4.20% VRDO              4,490,000
--------------------------------------------------------------------------------------------------

Wisconsin -- 0.9%
   2,000,000     SP-1+      Milwaukee School Order Notes, RAN, Series B,
                              5.00% due 8/30/01                                         2,010,166
   4,370,000     NR+        Wisconsin State, HEFA Revenue, Edgewood
                              Cottage Project, 4.45% VRDO                               4,370,000
--------------------------------------------------------------------------------------------------
                                                                                        6,380,166
--------------------------------------------------------------------------------------------------

Wyoming -- 1.0%
   7,000,000     A-1+       Green River, PCR, (Power Rhone-Poulene Inc. Project),
                              Series 92, 4.20% VRDO                                     7,000,000
--------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100%
                            (Cost -- $718,499,178**)                                 $718,499,178
==================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc. ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement fea- tures; such as insurance and/or an irrevocable letter of credit.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 19 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

           18 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "A" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating catagories.

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.
AA        --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A         --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Short-Term Securities Ratings (unaudited)

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1    --   Moody's highest rating for issues having a demand feature --
               VRDO.
MIG 1     --   Moody's highest rating for short-term municipal obligations.
P-1       --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR        --   Indicates that the bond is not rated by Moody's or Standard &
               Poor's.

Security Descriptions (unaudited)

AMBAC     -- AMBAC Indemnity Corporation        MBIA   -- Municipal Bond Investor's
BAN       -- Bond Anticipation Notes                      Assurance Corporation
DFA       -- Development Finance Authority      MFH    -- Multi-Family Housing
EDA       -- Economic Development Authority     MTA    -- Metropolitan Transportation
EDC       -- Economic Development                         Authority
             Corporation                        PART   -- Partnership Structure
EFA       -- Educational Facilities             PCFA   -- Pollution Control Finance
             Authority                                    Authority
ETM       -- Escrowed to Maturity               PCR    -- Pollution Control Revenue
FGIC      -- Financial Guaranty Insurance       PFA    -- Public Facilities Authority
             Company                            RAN    -- Revenue Anticipation Notes
FRTC      -- Floating Rate Trust                RAW    -- Revenue Anticipation Warrants
             Certificates                       STEM   -- Short-Term Extendable Maturity
FSA       -- Financial Security Assurance       TAN    -- Tax Anticipation Notes
GO        -- General Obligation                 TECP   -- Tax Exempt Commercial Paper
HDA       -- Housing Development Authority      TOB    -- Tender Option Bond
HEFA      -- Health and Educational             TRAN   -- Tax & Revenue Anticipation Notes
             Facilities Authority               USD    -- United School District
HFA       -- Housing Finance Authority          VHA    -- Veterans Housing Authority
IDA       -- Industrial Development             VRDO   -- Variable-Rate Demand Obligation
             Authority
IDB       -- Industrial Development Board
IDC       -- Industrial Development
             Corporation
IDR       -- Industrial Development Revenue
ISD       -- Independent School District

           19 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)               November 30, 2000

                                              Cash            Government        Municipal
                                            Portfolio          Portfolio        Portfolio
============================================================================================
ASSETS:
   Investments, at amortized cost         $3,807,155,724    $  191,833,043    $  718,499,178
   Cash                                              936               579                --
   Interest receivable                        11,139,118                --         5,051,594
   Prepaid expenses                               92,782            85,172                --
--------------------------------------------------------------------------------------------
   Total Assets                            3,818,388,560       191,918,794       723,550,772
--------------------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                          19,476,387         1,005,099         1,975,110
   Deferred compensation payable                   1,293               551               497
   Payable for securities purchased                   --         4,983,975                --
   Payable to bank                                    --                --            60,762
   Accrued expenses                              475,217            28,969            21,672
--------------------------------------------------------------------------------------------
   Total Liabilities                          19,952,897         6,018,594         2,058,041
--------------------------------------------------------------------------------------------
Total Net Assets                          $3,798,435,663    $  185,900,200    $  721,492,731
============================================================================================
NET ASSETS:
   Capital stock
     (25,000,000,000 shares,
     authorized for each Portfolio;
     par value $0.00001 per share)        $       37,984    $        1,859    $        7,215
   Capital paid in excess of par value     3,798,397,679       185,898,320       721,489,771
   Accumulated net realized gain
   (loss) from security transactions                  --                21            (4,255)
--------------------------------------------------------------------------------------------
Total Net Assets                          $3,798,435,663    $  185,900,200    $  721,492,731
============================================================================================
Shares Outstanding                         3,798,429,380       185,896,107       721,495,415
--------------------------------------------------------------------------------------------
Net Asset Value                                    $1.00             $1.00             $1.00
============================================================================================

                       See Notes to Financial Statements.

           20 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

  Statements of Operations (unaudited)

For the Six Months Ended November 30, 2000

                                                   Cash             Government       Municipal
                                                 Portfolio          Portfolio        Portfolio
================================================================================================
INVESTMENT INCOME:
   Interest                                    $ 109,556,615     $   7,641,946     $   5,496,146
------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                        4,386,114           316,329           331,313
   Registration fees                                 595,200            39,783           103,234
   Shareholder communications                        399,235            11,475            12,425
   Shareholder and system servicing fees             225,272            22,752            26,890
   Custody                                            54,900             8,499             7,310
   Audit and legal                                    17,013            12,353            10,012
   Directors' fees                                    14,274             4,941             4,392
   Other                                               5,490            11,511             2,999
------------------------------------------------------------------------------------------------
   Total Expenses                                  5,697,498           427,643           498,575
   Less: Management fee waiver (Note 2)           (1,967,247)         (165,436)         (225,482)
------------------------------------------------------------------------------------------------
   Net Expenses                                    3,730,251           262,207           273,093
------------------------------------------------------------------------------------------------
Net Investment Income                            105,826,364         7,379,739         5,223,053
------------------------------------------------------------------------------------------------
Net Realized Gain From Security Transactions           5,158                21             1,098
------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations         $ 105,831,522     $   7,379,760     $   5,224,151
================================================================================================

                       See Notes to Financial Statements.

           21 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2000 (unaudited) and the Year Ended May 31, 2000

Cash Portfolio                                      November 30            May 31
======================================================================================
OPERATIONS:
   Net investment income                         $    105,826,364     $     92,623,911
   Net realized gain                                        5,158                8,300
--------------------------------------------------------------------------------------
   Increase in Net Assets From Operations             105,831,522           92,632,211
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
   Net investment income                             (105,826,324)         (92,623,761)
   Net realized gains                                      (5,158)              (8,300)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (105,831,482)         (92,632,061)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                13,502,540,322       16,123,343,761
   Net asset value of shares issued
     for reinvestment of dividends                     93,264,740           82,797,765
   Cost of shares reacquired                      (11,714,887,616)     (15,345,128,581)
--------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share           1,880,917,446          861,012,945
   Transactions
--------------------------------------------------------------------------------------
Increase in Net Assets                              1,880,917,486          861,013,095

NET ASSETS:
   Beginning of period                              1,917,518,177        1,056,505,082
--------------------------------------------------------------------------------------
   End of period                                 $  3,798,435,663     $  1,917,518,177
======================================================================================

                       See Notes to Financial Statements

           22 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

For the Six Months Ended November 30, 2000 (unaudited) and the Year Ended May 31, 2000

Government Portfolio                              November 30               May 31
======================================================================================
OPERATIONS:
   Net investment income                        $     7,379,739        $    10,334,646
   Net realized gain                                         21                     --
--------------------------------------------------------------------------------------
   Increase in Net Assets From Operations             7,379,760             10,334,646
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
   Net investment income                             (7,379,731)           (10,334,646)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (7,379,731)           (10,334,646)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares               1,038,065,550          1,220,312,721
   Net asset value of shares issued
     for reinvestment of dividends                    6,911,151              9,904,165
   Cost of shares reacquired                       (993,223,622)        (1,242,173,020)
--------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                         51,753,079            (11,956,134)
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    51,753,108            (11,956,134)

NET ASSETS:
   Beginning of period                              134,147,092            146,103,226
--------------------------------------------------------------------------------------
   End of period                                $   185,900,200        $   134,147,092
======================================================================================

                       See Notes to Financial Statements.

           23 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

For the Six Months Ended November 30, 2000 (unaudited) and the Year Ended May 31, 2000

Municipal Portfolio                               November 30               May 31
======================================================================================
OPERATIONS:
   Net investment income                        $     5,223,053        $     5,413,493
   Net realized gain (loss)                               1,098                 (3,307)
--------------------------------------------------------------------------------------
   Increase in Net Assets From Operations             5,224,151              5,410,186
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
   Net investment income                             (5,223,053)            (5,412,362)
   Net realized gains                                        --                   (505)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                   (5,223,053)            (5,412,867)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares               1,114,535,873            854,305,516
   Net asset value of shares issued
     for reinvestment of dividends                    3,468,526              5,659,804
   Cost of shares reacquired                       (478,338,057)        (1,089,680,585)
--------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                        639,666,342           (229,715,265)
--------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                   639,667,440           (229,717,946)
NET ASSETS:
   Beginning of period                               81,825,291            311,543,237
--------------------------------------------------------------------------------------
   End of period                                $   721,492,731        $    81,825,291
======================================================================================

                       See Notes to Financial Statements.

           24 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SSBC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the six months ended November 30, 2000, SSBC waived management fees of $1,967,247, $165,436 and $225,482 for the Cash, Government and Municipal Portfolios, respectively.

           25 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended November 30, 2000, the Cash, Government and Municipal Portfolios paid transfer agent fees of $286,955, $20,432 and $22,060, respectively, to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the six months ended November 30, 2000, there were no Distribution Plan fees incurred.

All officers and one Director of the Fund are employees of SSB.


3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

           26 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

4. Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


5. Capital Shares

At November 30, 2000, the Fund had 75,000,000,000 shares of capital stock autho-rized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each Portfolio were as follows:

                                            Six Months Ended           Year Ended
                                            November 30, 2000         May 31, 2000
===================================================================================
Cash Portfolio
Shares sold                                   13,502,540,322         16,123,343,761
Shares issued on reinvestment                     93,264,740             82,797,765
Shares reacquired                            (11,714,887,616)       (15,345,128,581)
-----------------------------------------------------------------------------------
Net Increase                                   1,880,917,446            861,012,945
===================================================================================
Government Portfolio
Shares sold                                    1,038,065,550          1,220,312,721
Shares issued on reinvestment                      6,911,151              9,904,165
Shares reacquired                               (993,223,622)        (1,242,173,020)
-----------------------------------------------------------------------------------
Net Increase (Decrease)                           51,753,079            (11,956,134)
===================================================================================
Municipal Portfolio -- Class A Shares
Shares sold                                    1,114,535,873            850,529,119
Shares issued on reinvestment                      3,468,526              5,659,804
Shares reacquired                               (478,338,057)        (1,085,904,188)
-----------------------------------------------------------------------------------
Net Increase (Decrease)                          639,666,342           (229,715,265)
===================================================================================
Municipal Portfolio -- Class B Shares*
Shares sold                                               --              3,776,397
Shares issued on reinvestment                             --                     --
Shares reacquired                                         --             (3,776,397)
-----------------------------------------------------------------------------------
Net Increase                                              --                     --
===================================================================================
* As of November 30, 1999, Class B shares were fully redeemed.

           27 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31, except where noted:

                                                                            Class A Shares
                                                ------------------------------------------------------------------------
Cash Portfolio                                   2000(1)       2000(2)     1999        1998         1997         1996(3)
========================================================================================================================
Net Asset Value, Beginning of Period          $  1.00       $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
   Net investment income(4)                     0.032         0.055       0.051       0.055        0.052        0.053
   Distributions from net
     investment income                         (0.032)       (0.055)     (0.051)     (0.055)      (0.052)      (0.053)
   Distributions from net realized gains       (0.000)*      (0.000)*    (0.000)*    (0.000)*         --           --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  1.00       $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------------
Total Return                                     3.27%++       5.60%       5.23%       5.58%        5.35%        5.44%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $  3,798       $ 1,918    $  1,057      $  848       $  216       $  278
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)(5)                                0.23%+        0.23%       0.23%       0.23%        0.23%        0.15%+
   Net investment income                         6.44+         5.56        5.07        5.43         5.23         5.43+
========================================================================================================================

(1)  For the six months ended November 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(4) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2000, the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                           Per Share Decrease to                              Expense Ratio
                           Net Investment Income                            Without Fee Waiver
              -----------------------------------------------  --------------------------------------------
              2000(1)   2000    1999    1998    1997    1996   2000(1)   2000   1999   1998   1997    1996
              -------  ------  ------  ------  ------  ------  -------  ------ ------ ------ ------  ------
Class A      $0.001    $0.001  $0.001  $0.001  $0.001  $0.001  0.35%+  0.29%   0.31%  0.35%  0.36%   0.39%+

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*    Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

           28 Smith Barney Institutional Cash Management Fund, Inc. |
                     2000 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, except where noted:

                                                                       Class A Shares
                                                -------------------------------------------------------------
Government Portfolio                              2000(1)     2000(2)    1999     1998       1997     1996(3)
=============================================================================================================
Net Asset Value, Beginning of Period           $  1.00     $  1.00    $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------------
   Net investment income(4)                      0.032       0.053      0.049     0.053     0.052     0.052
   Distributions from net
     investment income                          (0.032)     (0.053)    (0.049)   (0.053)   (0.052)   (0.052)
   Distributions from net realized gains            --          --         --        --    (0.000)   (0.000)*
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  1.00     $  1.00    $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------------
Total Return                                      3.21%++     5.41%      5.05%     5.46%     5.29%     5.36%++
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   186      $  134     $  146   $    88   $   152    $   58
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)(5)                                 0.22%+      0.23%      0.23%     0.23%     0.21%     0.16%+
   Net investment income                          6.30+       5.26       4.86      5.33      5.18      5.28+
=============================================================================================================

(1)  For the six months ended November 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(4) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2000, the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                  Per Share Decrease to                                  Expense Ratio
                  Net Investment Income                               Without Fee Waiver
            ------------------------------------------------- ---------------------------------------------
             2000(1)    2000    1999    1998    1997    1996   2000(1)   2000   1999   1998   1997    1996
            --------   ------  ------  ------  ------  ------ --------  -----  -----  -----  ------  ------
Class A     $0.001     $0.001  $0.002  $0.002  $0.001  $0.002  0.37%+   0.32%  0.42%  0.39%  0.43%   0.55%+

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*    Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

           29 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, except where noted:

                                                                           Class A Shares
                                                ------------------------------------------------------------------
Municipal Portfolio                               2000(1)      2000(2)      1999       1998        1997     1996(3)
===================================================================================================================
Net Asset Value, Beginning of Period             $1.00        $1.00        $1.00      $1.00       $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income(4)                      0.020        0.034        0.031      0.035       0.034      0.035
   Distributions from net
     investment income                          (0.020)      (0.034)      (0.031)    (0.035)     (0.034)    (0.035)
   Distributions from net realized gains            --       (0.000)*         --     (0.000)*        --         --
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $1.00        $1.00        $1.00      $1.00       $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------
Total Return                                      2.06%++      3.48%        3.18%      3.56%       3.40%      3.55%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $721          $82         $312        $86         $24        $59
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)(5)                                 0.22%+       0.23%        0.23%      0.23%       0.21%      0.15%+
   Net investment income                          4.13+        3.35         3.09       3.50        3.34       3.46+
===================================================================================================================

(1)  For the six months ended November 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(4) The Manager has waived all or part of its fees for the Portfolio for the six months ended November 30, 2000, the years ended May 31, 2000, 1999, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $68,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:

                                                                              Expense Ratio
                        Per Share Decrease to                               Without Fee Waiver
                        Net Investment Income                               and Reimbursement
            ------------------------------------------------   ---------------------------------------------
             2000(1)   2000    1999    1998    1997    1996     2000(1)   2000   1999   1998   1997    1996
            --------  ------  ------  ------  ------  ------   --------  -----  -----  -----  ------  ------
Class A     $0.002    $0.001  $0.002  $0.001  $0.004  $0.003    0.39%+   0.34%  0.39%  0.41%  0.41%   0.69%+

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*    Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

           30 Smith Barney Institutional Cash Management Fund, Inc. |
                    2000 Semi-Annual Report to Shareholders

                          [INTENTIONALLY LEFT BLANK]

                          [INTENTIONALLY LEFT BLANK]

Smith Barney Institutional Cash Management Fund, Inc.

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY INSTITUTIONAL CASH
MANAGEMENT FUND,INC.
388 Greenwich Street, MF-2
New York,New York 10013

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

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Smith Barney Inc.


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